Income Taxes (Tables)	12 Months Ended
Dec. 31, 2021
Income Taxes
Schedule of reconciliation between the effective income tax rate and the PRC statutory income tax rate

Nanjing Tuniu originally obtained its HNTE certificate in 2010 with a valid period of three years and successfully obtained the third renewal of such certificate in December 2019 for another three years. Tuniu Nanjing Information Technology obtained its HNTE certificate in 2017 with a valid period of three years and successfully obtained the first renewal of such certificate in December 2020 for another three years. Therefore, Nanjing Tuniu and Tuniu Nanjing Information Technology are eligible to enjoy a preferential tax rate of 15% in 2021 to the extent they have taxable income under the EIT Law, as long as they maintain the HNTE qualifications and duly conduct relevant EIT filing procedures with the relevant tax authorities. If Nanjing Tuniu and Tuniu Nanjing Information Technology fail to maintain their HNTE qualifications or renew their qualifications when their current terms expire, their applicable enterprise income tax rates may increase to 25%, which could have an adverse effect on our financial condition and results of operations. Besides, Beijing Tuniu obtained the HNTE certificate as well in 2018 and expired in 2020. As a consequence, the applicable enterprise tax rate for Beijing Tuniu has been restored to 25% since 2021. However, since Beijing Tuniu has large amount of accumulated loss in previous years, the increased EIT rate would not result in an immediate adverse effect on our financial condition.

A reconciliation between the effective income tax rate and the PRC statutory income tax rate is as follows:

	For the Years Ended December 31,
	2019	2020	2021
	%	%	%
PRC Statutory income tax rates	25.0	25.0	25.0
Change in valuation allowance	(15.8)	(20.9)	(16.0)
R&D expenses super-deduction	(3.8)	(0.7)	(4.3)
Non-deductible expenses and non-taxable income incurred	(2.1)	(2.2)	(1.1)
Difference in EIT rates of certain subsidiaries	(0.3)	0.1	(0.3)
Effect of preferential income tax rates	(3.1)	(0.8)	(3.4)
Total	(0.1)	0.5	(0.1)

Schedule of aggregate amount and per share effect of the tax holidays

The aggregate amount and per share effect of the preferential income tax rates are as follows:

	For the Years Ended December 31,
	2019	2020	2021
	RMB	RMB	RMB	US$ (Note 2(d))
Aggregate amount	22,274	11,239	4,411	692
Basic net loss per share effect	—	—	—	—
Diluted net loss per share effect	—	—	—	—

Schedule of significant components of deferred tax assets and liabilities

16. Income Taxes – continued

The following table sets forth the significant components of deferred tax assets and liabilities:

	As of December 31,
	2020	2021
	RMB	RMB	US$ (Note 2(d))
Non-current deferred tax assets:
Accruals and others	7,596	18,124	2,843
Net operating loss carry forwards	1,044,010	657,571	103,187
Carryforwards of deductible advertising expenses	11,500	11,321	1,777
Allowance for doubtful accounts	269,615	252,605	39,639
Subtotal	1,332,721	939,621	147,447
Less: valuation allowance	(1,332,721)	(947,640)	(147,447)
Total non-current deferred tax assets, net	—	—	—

Non-current deferred tax liabilities:
Recognition of intangible assets arising from business combination	(14,861)	(2,382)	(374)
Total non-current deferred tax liabilities, net	(14,861)	(2,382)	(374)

Schedule of movement of valuation allowance

Movement of valuation allowance

	For the Years Ended December 31,
	2019	2020	2021
	RMB	RMB	RMB	US$ (Note 2(d))
Balance at the beginning of the year	1,207,426	1,246,296	1,332,721	209,133
Additions	143,227	396,582	29,089	4,565
Written-off for expiration of net operating losses	(98,818)	(304,939)	(414,409)	(65,030)
Utilization of previously unrecognized tax losses and deductible advertising expenses	(5,539)	(5,218)	(7,780)	(1,221)
Balance at the end of the year	1,246,296	1,332,721	939,621	147,447